UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2010
                                               -------------------

Check here if Amendment [ ]; Amendment Number:
                                              ------
  This Amendment (Check only one):   [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Contrarius Investment Management Limited
          ------------------------------------------
Address:  Sir Walter Raleigh House
          -------------------------------
          48-50 Esplanade, St. Helier
          --------------------------------
          Jersey JE1 4HH, Channel Islands
          --------------------------------

Form 13F File Number:   28-13714
                           -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David Ibbotson
           ----------------
Title:     Director
           ---------------
Phone:     +44 1534 823 000
           ---------------

Signature, Place, and Date of Signing:

  /s/ David Ibbotson    St. Helier, Jersey, Channel Islands    February 08, 2010
--------------------   -------------------------------------   -----------------
       [Signature]              [City, State]                     [Date]

Report Type (Check only one.):

[X]     13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                    0
                                                    ------
Form 13F Information Table Entry Total:              31
                                                    ------
Form 13F Information Table Value Total:           $379,648
                                              ------------------
                                                     (thousands)

List of Other Included Managers:    None

                           FORM 13F INFORMATION TABLE



                                                                                                                VOTING AUTHORITY
                                                                                                             ---------------------
                               TITLE OF               VALUE     SHRS OR    SH/ PUT/ INVESTMENT OTHER
NAME OF  ISSUER                 CLASS       CUSIP    (x$1000)   PRN AMT    PRN CALL DISCRETION MANAGER   SOLE      SHARED   NONE
------------------------------  --------- --------- ----------  -------  ---------  ----------  -------  -----     ------- -----
Microsoft Corp                  Com       594918104     43,442   1,556,501  SH      Sole        None   1,556,501
------------------------------  --------- --------- ----------  ----------  ---     ----------  ------ ---------
Warner Music Group Corp.        Com       934550104     37,481   6,657,419  SH      Sole        None   6,657,419
------------------------------  --------- --------- ----------  ----------  ---     ----------  ------ ---------
Gannett Co. Inc.                Com       364730101     36,743   2,434,925  SH      Sole        None   2,434,925
------------------------------  --------- --------- ----------  ----------  ---     ----------  ------ ---------
Safeway Inc                     Com       786514208     33,228   1,477,438  SH      Sole        None   1,477,438
------------------------------  --------- --------- ----------  ----------  ---     ----------  ------ ---------
Gilead Sciences Inc.            Com       375558103     29,973     827,083  SH      Sole        None     827,083
------------------------------  --------- --------- ----------  ----------  ---     ----------  ------ ---------
Symantec Corp.                  Com       871503108     28,096   1,678,371  SH      Sole        None   1,678,371
------------------------------  --------- --------- ----------  ----------  ---     ----------  ------ ---------
CBS Corp.                       Com       124857202     23,326   1,224,456  SH      Sole        None   1,224,456
------------------------------  --------- --------- ----------  ----------  ---     ----------  ------ ---------
Valero Energy Corp.             Com       91913Y100     19,173     829,300  SH      Sole        None     829,300
------------------------------  --------- --------- ----------  ----------  ---     ----------  ------ ---------
Aeropostale                     Com       007865108     17,937     727,962  SH      Sole        None     727,962
------------------------------  --------- --------- ----------  ----------  ---     ----------  ------ ---------
Winn-Dixie Stores               Com       974280307     17,595   2,450,613  SH      Sole        None   2,450,613
------------------------------  --------- --------- ----------  ----------  ---     ----------  ------ ---------
McClatchy Co.                   Com       579489105     17,211   3,685,498  SH      Sole        None   3,685,498
------------------------------  --------- --------- ----------  ----------  ---     ----------  ------ ---------
Medtronic Inc.                  Com       585055106     16,478     444,284  SH      Sole        None     444,284
------------------------------  --------- --------- ----------  ----------  ---     ----------  ------ ---------
AngloGold Ashanti Ltd.          ADR        35128206     14,831     301,259  SH      Sole        None     301,259
------------------------------  --------- --------- ----------  ----------  ---     ----------  ------ ---------
Entercom Communications Corp    Com       293639100      9,187     793,373  SH      Sole        None     793,373
------------------------------  --------- --------- ----------  ----------  ---     ----------  ------ ---------
Orbitz Worldwide Inc            Com       68557K109      7,846   1,403,490  SH      Sole        None   1,403,490
------------------------------  --------- --------- ----------  ----------  ---     ----------  ------ ---------
Tesoro Corp                     Com       881609101      6,395     344,916  SH      Sole        None     344,916
------------------------------  --------- --------- ----------  ----------  ---     ----------  ------ ---------
SuperValu Inc.                  Com       868536103      4,173     433,361  SH      Sole        None     433,361
------------------------------  --------- --------- ----------  ----------  ---     ----------  ------ ---------
Cisco Systems Inc               Com       17275R102      3,195     157,946  SH      Sole        None     157,946
------------------------------  --------- --------- ----------  ----------  ---     ----------  ------ ---------
CSG Systems International Inc.  Com       126349109      3,002     158,521  SH      Sole        None     158,521
------------------------------  --------- --------- ----------  ----------  ---     ----------  ------ ---------
Kinross Gold                    Com       496902404      2,405     126,825  SH      Sole        None     126,825
------------------------------  --------- --------- ----------  ----------  ---     ----------  ------ ---------
Websense Inc.                   Com       947684106      1,541      76,085  SH      Sole        None      76,085
------------------------------  --------- --------- ----------  ----------  ---     ----------  ------ ---------
A.H. Belo                       Com       001282102      1,516     174,218  SH      Sole        None     174,218
------------------------------  --------- --------- ----------  ----------  ---     ----------  ------ ---------
Expedia Inc                     Com       30212P105        929      37,009  SH      Sole        None      37,009
------------------------------  --------- --------- ----------  ----------  ---     ----------  ------ ---------
Sprint Nextel                   Com       852061100        643     152,122  SH      Sole        None     152,122
------------------------------  --------- --------- ----------  ----------  ---     ----------  ------ ---------
Pozen Inc                       Com       73941U102        598      89,941  SH      Sole        None      89,941
------------------------------  --------- --------- ----------  ----------  ---     ----------  ------ ---------
Journal Communications Inc.     Com       481130102        581     115,145  SH      Sole        None     115,145
------------------------------  --------- --------- ----------  ----------  ---     ----------  ------ ---------
Blue Coat Systems Inc           Com       09534T508        535      17,912  SH      Sole        None      17,912
------------------------------  --------- --------- ----------  ----------  ---     ----------  ------ ---------
NVIDIA Corp.                    Com       67066G104        518      33,641  SH      Sole        None      33,641
------------------------------  --------- --------- ----------  ----------  ---     ----------  ------ ---------
E.W. Scripps                    Com       811054402        485      47,783  SH      Sole        None      47,783
------------------------------  --------- --------- ----------  ----------  ---     ----------  ------ ---------
Kroger Co.                      Com       501044101        298      13,348  SH      Sole        None      13,348
------------------------------  --------- --------- ----------  ----------  ---     ----------  ------ ---------
Comcast Corp.                   Com       20030N101        285      13,023  SH      Sole        None      13,023
------------------------------  --------- --------- ----------  ----------  ---     ----------  ------ ---------